UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 60.1%
FHLMC - 23.1%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19-7/1/20	$310	$310
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.500%	1/1/21	22,852	24,069
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	4/19/32	11,000,000	11,009,883	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	373,209	415,107
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-8/1/45	38,344,348	40,444,433
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	15,133	16,893
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43	2,962,785	3,039,368
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/12/47	25,000,000	24,771,483	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/12/47	74,300,000	75,989,161	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/47	35,000,000	36,714,452	(a)

Total FHLMC				192,425,159

FNMA - 27.5%
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	37,285	38,336
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	88,115	98,975
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	812	826
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	262,067	287,900
Federal National Mortgage Association (FNMA)	2.500%	4/19/32	86,000,000	86,047,035	(a)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-12/1/45	44,785,877	47,358,195
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-10/1/45	19,398,714	20,885,318
Federal National Mortgage Association (FNMA)	3.500%	9/1/42-1/1/46	48,569,950	49,751,505
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	16,305,386	16,259,834
Federal National Mortgage Association (FNMA)	4.000%	4/12/47	8,000,000	8,391,875	(a)

Total FNMA				229,119,799

GNMA - 9.5%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	51,247	59,517
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	134,449	142,207
Government National Mortgage Association (GNMA)	6.000%	11/15/32	695,884	802,336
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,553,705	1,708,848
Government National Mortgage Association (GNMA) II	3.000%	2/20/46	8,653,948	8,742,723
Government National Mortgage Association (GNMA) II	3.000%	4/20/47	63,200,000	63,757,938	(a)
Government National Mortgage Association (GNMA) II	1.977%	8/20/58	94,382	96,169	(b)
Government National Mortgage Association (GNMA) II	2.577%	6/20/60	3,763,556	3,946,572	(b)

Total GNMA				79,256,310

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $499,982,268)				500,801,268

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 7.9%
ACE Securities Corp., 2004-OP1 M1	1.762%	4/25/34	$838,183	$790,182	(b)
Ameriquest Mortgage Securities Inc., 2002-C M1	4.357%	11/25/32	2,066,528	1,976,514	(b)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,930,000	2,873,965	(c)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	649,595	659,676
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	2,254,278	2,338,127	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	12,678	12,715	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	1.312%	7/25/36	449,990	379,663	(b)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.910%	7/15/36	71,775	63,192	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.882%	10/27/31	2,325,501	2,381,396	(b)(c)
EMC Mortgage Loan Trust, 2006-A A1	1.228%	12/25/42	553,976	537,363	(b)(c)
Encore Credit Receivables Trust, 2005-4 M5	1.428%	1/25/36	1,840,000	1,236,267	(b)
Fremont Home Loan Trust, 2002-1 M1	2.232%	8/25/33	2,533,625	2,381,452	(b)
GSAA Home Equity Trust, 2007-4 A2	0.978%	3/25/37	2,268,835	1,259,939	(b)
GSAMP Trust, 2004-SEA2 M2	2.232%	3/25/34	6,227,649	4,524,582	(b)
Lehman ABS Manufactured Housing Contract, 2001-B A6	6.470%	4/15/40	412,243	427,885	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.807%	9/25/31	472,465	449,550	(b)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4	1.272%	12/25/35	1,718,211	1,556,989	(b)
Morgan Stanley ABS Capital I, 2002-HE3 M1	2.632%	3/25/33	2,025,373	1,948,639	(b)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	3,000,000	3,000,000	(c)(d)
New Century Home Equity Loan Trust, 2003-B M2	3.457%	11/25/33	6,857	6,748	(b)
RAAC Series, 2005-SP2 2A	1.282%	6/25/44	2,011,191	1,684,483	(b)
RAAC Series, 2006-RP2 A	1.028%	2/25/37	16,767	16,699	(b)(c)
RAAC Series, 2006-RP3 A	1.048%	5/25/36	654,691	632,503	(b)(c)
Renaissance Home Equity Loan Trust, 2003-3 A	1.778%	12/25/33	400,197	377,066	(b)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,793,561	1,525,742
Residential Asset Securities Corp., 2005-KS12 M1	1.422%	1/25/36	1,870,000	1,850,046	(b)
SACO I Trust, 2006-4 A1	1.322%	3/25/36	154,115	283,804	(b)
SACO I Trust, 2006-6 A	1.242%	6/25/36	268,154	496,845	(b)
SLM Student Loan Trust, 2006-A A5	1.253%	6/15/39	3,380,000	3,180,070	(b)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	7,560,000	7,032,811	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	10,202,340	(c)(d)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,521,280	(c)(d)(e)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	2,500	3,768,382	(c)(d)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	2,625,000	(c)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.998%	2/25/36	1,416,234	101,217	(b)(c)(g)
Truman Capital Mortgage Loan Trust, 2005-1 A	1.412%	3/25/37	93,064	92,138	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $67,809,998)				66,195,270

			FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9%
Adjustable Rate Mortgage Trust, 2005-11 5A1	1.252%	2/25/36	454,236	362,664	(b)
American Home Mortgage Assets, 2006-3 3A12	1.172%	10/25/46	1,018,503	859,833	(b)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.696%	4/10/49	1,240,000	1,187,831	(b)
Banc of America Funding Corp., 2005-B 3A1	1.009%	4/20/35	850,493	815,948	(b)
Banc of America Funding Corp., 2015-R2 04A2	1.087%	9/29/36	5,625,026	3,446,724	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.392%	12/15/19	$3,500,000	$3,426,665	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.865%	7/10/17	4,594,622	3,248,398	(b)(c)
BCAP LLC Trust, 2015-RR2 25A1	0.981%	10/28/36	1,715,969	1,652,611	(b)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	300,824
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	1,959,146	1,661,356	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.312%	11/15/21	4,620,000	4,738,124	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	1.008%	10/25/35	2,576,400	2,404,233	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,433,203	(c)
Commercial Mortgage Trust, 2013-CR12 E	5.083%	10/10/46	380,000	276,884	(b)(c)
Commercial Mortgage Trust, 2015-CR25 E	4.547%	8/10/48	3,000,000	1,988,646	(b)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.547%	8/10/48	1,400,000	679,213	(b)(c)
Countrywide Alternative Loan Trust, 2004-6CB A	1.562%	5/25/34	1,778,815	1,770,210	(b)
Countrywide Alternative Loan Trust, 2005-72 A1	1.252%	1/25/36	46,002	40,304	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	1.282%	1/25/36	365,612	324,665	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	1.178%	7/20/46	209,155	110,958	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	5.518%	9/25/37	3,398,980	780,031	(b)
Countrywide Alternative Loan Trust, 2007-24 A2	35.810%	10/25/37	1,550,132	2,858,489	(b)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	5.968%	10/25/37	4,168,142	1,129,817	(b)
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	2,791,788	1,843,921
Countrywide Home Loans, 2004-16 1A3A	1.742%	9/25/34	1,935,801	1,760,395	(b)
Countrywide Home Loans, 2004-R1 1AF	1.382%	11/25/34	189,885	164,437	(b)(c)
Countrywide Home Loans, 2006-R2 AF1	1.198%	7/25/36	338,813	307,969	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	1.342%	3/25/35	47,681	42,281	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	297,093	317,628
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,047,452	3,867,901
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,910,000	4,681,080	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.558%	8/27/36	2,135,312	2,176,520	(b)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.979%	7/29/37	901,570	845,159	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.436%	10/27/46	4,111,000	3,905,450	(b)(c)
Credit Suisse Mortgage Trust, 2015-12R 2A1	1.271%	11/30/37	6,633,019	6,305,369	(b)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	4,000,000	3,924,900	(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,002,395	(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	364,491	(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,594,147	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	131,270
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	4,534	11
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.238%	5/15/29	102,828	14,228	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.228%	1/15/37	96,800	14,141	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS Remics IO	6.088%	12/15/37	958,864	174,123	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	15,072	557
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,891,259
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.038%	10/15/41	1,357,215	234,164	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO	5.738%	8/15/40	1,804,275	265,169	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO	4.988%	12/15/41	$2,353,232	$360,142	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	936,259	89,389
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	7,319,233	6,287,563
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	3,664,586	320,147
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	6,535,477	659,555
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	7,245,706	1,017,175
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	13,749,764	1,384,260
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	4,759,268	593,353
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	6,142,492	861,677
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	15,974,927	2,046,252
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	8,577,747	986,268
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.338%	9/15/42	2,375,987	395,217	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	10,140,271	9,341,075
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	2.105%	12/15/37	15,266,842	887,010	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,381,046	1,553,796
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	10,065,256	8,057,695
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.025%	2/15/38	4,907,767	338,252	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.725%	9/25/41	16,200,000	1,495,691	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.790%	1/25/42	21,598,714	1,252,259	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.317%	6/25/21	29,409,335	1,242,406	(b)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	172,653	41,421
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	896,983	972,392
Federal National Mortgage Association (FNMA), 2009-059 LB	5.030%	8/25/39	988,186	1,070,455	(b)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	3,180,852	3,456,797
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	952,300	175,991
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	5.578%	8/25/40	3,408,343	662,765	(b)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	182,531	190,106
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	5.548%	1/25/41	1,822,937	299,024	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	$116,833	$121,591
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	411,295	469,146
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	1,179,988	84,483
Federal National Mortgage Association (FNMA), 2011-144 PT	11.604%	1/25/38	903,723	1,095,041	(b)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	5.568%	12/25/40	8,722,635	1,396,868	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,116,835	1,230,072
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	700,526	804,171
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,692,259	227,375
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	5.618%	7/25/42	5,157,567	995,090	(b)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	3,323,961	496,119
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	4,405,075	450,753
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	16,838,594	1,646,444
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	10,682,996	1,012,567
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	605,346	690,480
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	4,822,190	5,347,994
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.980%	8/25/44	7,612,926	481,636	(b)
Federal National Mortgage Association (FNMA), 2014-047 IA, IO	1.920%	8/25/44	6,923,847	430,040	(b)
Federal National Mortgage Association (FNMA), 2014-049 KS, IO	1.897%	8/25/44	6,444,545	385,225	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B	11.028%	1/25/29	6,649,453	7,727,285	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B	10.028%	4/25/29	6,490,000	7,195,088	(b)(c)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	2,318,588	438,637
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	153,508	30,960
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	186,427	37,683
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	132,193	27,516
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	111,223	23,114
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	91,788	18,612
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	890,702	177,112
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	6,000,000	3,974,558	(b)
Government National Mortgage Association (GNMA), 2002-057 FK	1.428%	8/16/32	601,470	604,099	(b)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	5.632%	7/16/33	38,194	6,928	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2004-059 FP	1.228%	8/16/34	$1,079,625	$1,082,086	(b)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	5.272%	10/16/34	1,222,710	202,847	(b)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	5.272%	4/20/37	7,065,891	1,182,364	(b)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	5.622%	7/20/37	1,215,155	136,409	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA	2.128%	11/20/59	1,495,008	1,512,003	(b)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.172%	11/16/34	2,928,371	420,735	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.522%	3/20/39	62,866	5,328	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.502%	4/20/40	18,559	3,263	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,658,006	2,812,651
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.072%	5/16/40	892,003	134,921	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	5.672%	1/20/40	44,656	6,300	(b)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	178,611	1,026
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	184,590	3,235
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	302,731	3,667
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	8,082,682	725,217
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	229,995	1,070
Government National Mortgage Association (GNMA), 2010-H02 FA	1.461%	2/20/60	4,792,767	4,801,707	(b)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.152%	3/16/39	319,363	20,093	(b)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	478,520	37,433
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,721,183	2,998,261
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.611%	9/16/46	12,736,488	286,693	(b)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	5.672%	2/20/41	2,522,935	406,730	(b)
Government National Mortgage Association (GNMA), 2012-070 IO, IO	0.556%	8/16/52	27,061,507	777,593	(b)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	2,594,813	504,596
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	9,554,165	1,158,149
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.904%	9/16/51	12,259,578	674,352	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.074%	9/16/44	5,656,513	302,205	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.157%	2/16/46	19,646,783	1,180,788	(b)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.821%	6/16/55	8,624,397	378,707	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.895%	9/16/55	5,403,589	304,247	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	4.672%	6/16/44	$3,436,086	$509,676	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.830%	11/16/55	8,435,503	492,308	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	7,519,167	1,593,227
Government National Mortgage Association (GNMA), 2016-051 NS, IO	5.072%	4/20/46	6,231,183	1,160,174	(b)
Government National Mortgage Association (GNMA), 2016-087, IO, IO	1.008%	8/16/58	26,913,840	2,118,819	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	332,776	314,487
GS Mortgage Securities Trust, 2007-GG10 AM	5.949%	8/10/45	4,000,000	4,023,098	(b)
GS Mortgage Securities Trust, 2013-GC14 F	4.765%	8/10/46	540,000	404,333	(b)(c)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,834,628
GS Mortgage Securities Trust, 2015-GS1 E	4.423%	11/10/48	1,400,000	909,059	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 F	1.000%	11/10/48	700,000	401,078	(b)(c)
GS Mortgage Securities Trust, 2016-ICE2 E	9.270%	2/15/33	2,750,000	2,822,665	(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.530%	6/25/34	1,593,988	1,518,919	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	1.332%	1/25/36	2,477,537	2,094,313	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	1.382%	4/25/36	2,330,698	1,934,944	(b)(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.981%	9/19/46	442,234	360,725	(b)
Homebanc Mortgage Trust, 2004-2 A1	1.722%	12/25/34	2,483,206	2,419,313	(b)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	5.648%	12/25/36	7,896,984	2,327,721	(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	7.137%	11/15/19	2,000,000	2,029,499	(b)(c)
IMPAC CMB Trust, 2004-10 3A1	1.682%	3/25/35	397,188	362,519	(b)
IMPAC CMB Trust, 2007-A A	1.232%	5/25/37	706,805	675,412	(b)(c)
IMPAC Secured Assets Corp., 2005-2 A1	1.098%	3/25/36	337,393	264,760	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	3.171%	3/25/35	160,260	156,275	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 D	4.564%	8/15/46	3,000,000	2,786,294	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	737,831	636,011
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,530,000	3,841,249
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,459,771	1,269,496	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.829%	2/12/49	4,200,000	3,417,601	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.066%	2/15/51	805,000	767,295	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	6,290,000	2,232,950	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D	5.162%	11/15/31	1,830,000	1,726,091	(b)(c)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.322%	8/25/36	5,374,372	1,693,606	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	1.192%	4/25/46	879,014	641,341	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	1.182%	5/25/47	222,190	174,334	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,658,047	2,102,513	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	637,872	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.529%	10/15/48	3,000,000	1,981,845	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.529%	10/15/48	$1,350,000	$749,466	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ15 AJ	5.942%	6/11/49	4,100,000	3,884,411	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.110%	12/12/49	750,000	699,545	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	3.489%	8/25/34	118,696	117,230	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	1.052%	6/25/36	44,565	18,423	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1	1.038%	7/26/45	1,414,946	1,337,935	(b)(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,487,078	(c)
Multifamily Trust, 2016-1 B	12.193%	4/25/46	4,104,381	4,466,137	(b)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.968%	9/25/46	277,455	229,727	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,043,397	1,919,702	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.175%	5/25/35	17,722	17,727	(b)
Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	9,342,000	294,086	(c)
Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.757%	9/25/55	21,955,000	875,939	(b)(c)
Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	92,253,872	421,692	(b)(c)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.732%	3/25/25	6,077,595	7,666,875	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.882%	7/25/28	2,120,000	2,209,409	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 B	11.482%	10/25/28	2,409,754	2,961,316	(b)
Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2	10.982%	7/25/29	2,550,000	2,591,585	(b)
Structured ARM Loan Trust, 2005-02 A2	1.232%	2/25/35	218,217	188,295	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	1.162%	7/25/46	214,042	177,445	(b)
Structured Asset Securities Corp., 2005-RF1 A	1.332%	3/25/35	227,177	197,685	(b)(c)
Structured Asset Securities Corp., 2005-RF3 1A	1.332%	6/25/35	333,977	283,883	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.886%	5/10/63	1,330,000	885,922	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.886%	5/10/63	2,340,000	1,105,870	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	1.252%	12/25/45	553,794	526,718	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	1.068%	12/25/45	60,088	56,587	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.594%	7/25/46	217,919	192,013	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.838%	6/25/33	86,419	87,537	(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	307,550	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.611%	11/15/48	3,000,000	1,957,296	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $270,552,270)				274,607,626

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $838,344,536)				841,604,164

SHORT-TERM INVESTMENTS - 35.2%
CERTIFICATES OF DEPOSIT - 5.6%
Abbey National Treasury Services PLC	0.820%	4/10/17	15,500,000	15,500,000
DnB NOR Bank ASA	0.920%	4/20/17	15,500,000	15,500,000
Sumitomo Mitsui Trust Bank Ltd.	0.780%	4/6/17	15,500,000	15,500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost - $46,500,000)				46,500,000

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL PAPER - 10.8%
Bank Nederlandse Gemeenten NV	0.966%	4/20/17	$15,000,000	$14,993,164	(f)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.941%	4/20/17	15,000,000	14,993,342	(f)
BNP Paribas Fortis SA	0.941%	4/20/17	15,000,000	14,993,342	(f)
Koch Resources LLC	0.861%	4/11/17	15,000,000	14,997,133	(f)
Landesbank Hessen-Thuringen	0.771%	4/5/17	15,000,000	14,999,358	(f)
Mizuho Bank Ltd.	1.001%	4/26/17	15,000,000	14,990,417	(f)

TOTAL COMMERCIAL PAPER (Cost - $89,966,756)				89,966,756

U.S. GOVERNMENT AGENCIES - 6.0%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $49,989,695)	0.530%	4/17/17	50,000,000	49,989,695	(f)

REPURCHASE AGREEMENTS - 1.2%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity- $10,000,658; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market Value - $10,200,000) (Cost - $10,000,000)	0.790%	4/3/17	10,000,000	10,000,000

			SHARES
MONEY MARKET FUNDS - 11.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $96,704,388)	0.634%		96,704,388	96,704,388

TOTAL SHORT-TERM INVESTMENTS (Cost - $293,160,839)				293,160,839

TOTAL INVESTMENTS - 136.1% (Cost - $1,131,505,375#)				1,134,765,003
Liabilities in Excess of Other Assets - (36.1)%				(301,023,193)

TOTAL NET ASSETS - 100.0%				$833,741,810

(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2017, the Fund held TBA securities with a total cost of $304,020,289 (See Note 1).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued using significant unobservable inputs.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Rate shown represents yield-to-maturity.

(g)	The maturity principal is currently in default as of March 31, 2017.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— ReSecuritizations of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	147	6/17	$17,297,153	$17,305,805	$8,652
U.S. Treasury Ultra 10-Year Notes	11	6/17	1,475,926	1,472,797	(3,129)
U.S. Treasury Long-Term Bonds	35	6/17	5,275,208	5,279,532	4,324
U.S. Treasury Ultra Long-Term Bonds	13	6/17	2,030,073	2,088,125	58,052

					67,899

Contracts to Sell:
U.S. Treasury 2-Year Notes	62	6/17	13,427,642	13,420,095	7,547
U.S. Treasury 10-Year Notes	34	6/17	4,233,952	4,235,125	(1,173)

					6,374

Net unrealized appreciation on open futures contracts					$74,273

At March 31, 2017, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡		PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc.	68,000,000		5/8/17	0.135	% **	FNCL **	—	$841,977	[b]
Credit Suisse	19,246,194	EUR	4/20/20	EURIBOR quarterly		Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%[a], due 4/20/20, quarterly	—	(348,230)[b]

Total							—	$493,747

*	Notional amount denominated in U.S. dollar, unless otherwise noted.

**	One time payment made at termination date.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

[a]	Variable rate security. Interest rate disclosed is as of the most recent information available.

[b]	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this table:

EUR	— Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$500,801,268	—	$500,801,268
Asset-Backed Securities	—	43,078,268	$23,117,002	66,195,270
Collateralized Mortgage Obligations	—	274,607,626	—	274,607,626

Total Long-Term Investments	—	$818,487,162	$23,117,002	$841,604,164

Short-Term Investments†:
Certificates of Deposit	—	46,500,000	—	46,500,000
Commercial Paper	—	89,966,756	—	89,966,756
U.S. Government Agencies	—	49,989,695	—	49,989,695
Repurchase Agreements	—	10,000,000	—	10,000,000
Money Market Funds	$96,704,388	—	—	96,704,388

Total Short-Term Investments	$96,704,388	$196,456,451	—	$293,160,839

Total Investments	$96,704,388	$1,014,943,613	$23,117,002	$1,134,765,003

Other Financial Instruments:
Futures Contracts	78,575	—	—	78,575
OTC Total Return Swaps	—	841,977	—	841,977

Total Other Financial Instruments	$78,575	$841,977	—	$920,552

Total	$96,782,963	$1,015,785,590	$23,117,002	$1,135,685,555

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,302	—	—	$4,302
OTC Total Return Swaps	—	$348,230	—	348,230

Total	$4,302	$348,230	—	$352,532

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of December 31, 2016	$25,266,202	$5,805,000	$31,071,202
Accrued premiums/discounts	—	4,569	4,569
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	(718,517)	190,431	(528,086)
Purchases	551,387	—	551,387
Sales	(1,982,070)	(6,000,000)	(7,982,070)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2017	$23,117,002	—	$23,117,002

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	$(718,517)	—	$(718,517)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,520,708
Gross unrealized depreciation	(19,261,080)

Net unrealized appreciation	$3,259,628

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017